Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Total Payments
Total	$ 247,696	$ 1,876,332	$ 2,124,028
Corporate and Other Segment [Member]
Total	247,696	1,876,332	2,124,028
Corporate and Other Segment [Member] | Office of Natural Resources [Member]
Total	0	1,876,332	1,876,332
Corporate and Other Segment [Member] | Office of Surface Mining [Member]
Total	$ 247,696	$ 0	$ 247,696